UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2010

DATE OF REPORTING PERIOD: MARCH 31, 2010

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
March 31, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.4%
			Consumer Discretionary-9.7%
16,400			Best Buy Company, Inc.	$697,656
51,850			Comcast Corporation - Special Class "A"	931,745
35,200			H&R Block, Inc.	626,560
28,700			Home Depot, Inc.	928,445
14,700		*	Kohl's Corporation	805,266
51,000			Lowe's Companies, Inc.	1,236,240
14,000			McDonald's Corporation	934,080
9,000			NIKE, Inc. - Class "B"	661,500
16,200			Omnicom Group, Inc.	628,722
28,200			Staples, Inc.	659,598
17,500			Target Corporation	920,500
29,900			Time Warner, Inc.	934,973
22,400		*	Viacom, Inc. - Class "B"	770,112
37,700			Walt Disney Company	1,316,107
				12,051,504
			Consumer Staples-15.1%
20,900			Avon Products, Inc.	707,883
15,200			Clorox Company	974,928
32,000			Coca-Cola Company	1,760,000
14,700			Costco Wholesale Corporation	877,737
35,000			CVS Caremark Corporation	1,279,600
11,700			Kellogg Company	625,131
21,200			Kimberly-Clark Corporation	1,333,056
39,861			Kraft Foods, Inc. - Class "A"	1,205,397
29,800			Kroger Company	645,468
35,300			PepsiCo, Inc.	2,335,448
28,900			Philip Morris International, Inc.	1,507,424
28,140			Procter & Gamble Company	1,780,418
35,000			Walgreen Company	1,298,150
42,000			Wal-Mart Stores, Inc.	2,335,200
				18,665,840
			Energy-10.2%
13,000			BP, PLC (ADR)	741,910
32,500			Chevron Corporation	2,464,475
25,771			ConocoPhillips	1,318,702
14,700			Devon Energy Corporation	947,121
49,800			ExxonMobil Corporation	3,335,604
21,100			Halliburton Company	635,743
10,300			Hess Corporation	644,265
20,100			Marathon Oil Corporation	635,964
19,600			Schlumberger, Ltd.	1,243,816
7,424		*	Transocean, Ltd.	641,285
				12,608,885
			Financials-13.2%
16,200			ACE, Ltd.	847,260
20,000			Allstate Corporation	646,200
29,900			American Express Company	1,233,674
18,000			Ameriprise Financial, Inc.	816,480
52,817			Bank of America Corporation	942,783
41,205			Bank of New York Mellon Corporation	1,272,410
17,300			Capital One Financial Corporation	716,393
15,800			Chubb Corporation	819,230
44,200			Hudson City Bancorp, Inc.	625,872
53,432			JPMorgan Chase & Company	2,391,082
27,500			Marsh & McLennan Companies, Inc.	671,550
14,700			MetLife, Inc.	637,098
21,600			Morgan Stanley	632,664
11,600			Northern Trust Corporation	641,016
16,000			State Street Corporation	722,240
17,700			Travelers Companies, Inc.	954,738
26,500			U.S. Bancorp	685,820
32,500			Wells Fargo & Company	1,011,400
				16,267,910
			Health Care-14.5%
37,400			Abbott Laboratories	1,970,232
21,500		*	Amgen, Inc.	1,284,840
44,700			Bristol-Myers Squibb Company	1,193,490
8,200			C.R. Bard, Inc.	710,284
15,200		*	Gilead Sciences, Inc.	691,296
51,800			Johnson & Johnson	3,377,360
9,700			McKesson Corporation	637,484
28,500			Medtronic, Inc.	1,283,355
27,300			Merck & Company. Inc.	1,019,655
23,700			Novartis AG (ADR)	1,282,170
106,257			Pfizer, Inc.	1,822,308
11,400			Quest Diagnostics, Inc.	664,506
18,900		*	St. Jude Medical, Inc.	775,845
9,800			Teva Pharmaceutical Industries, Ltd. (ADR)	618,184
11,000		*	Zimmer Holdings, Inc.	651,200
				17,982,209
			Industrials-11.7%
14,900			3M Company	1,245,193
11,900			Danaher Corporation	950,929
12,400			Emerson Electric Company	624,216
119,500			General Electric Company	2,174,900
22,300			Honeywell International, Inc.	1,009,521
13,500			Illinois Tool Works, Inc.	639,360
21,900			Ingersoll-Rand, PLC	763,653
18,800			ITT Corporation	1,007,868
12,600			Lockheed Martin Corporation	1,048,572
11,100			Northrop Grumman Corporation	727,827
14,500			Raytheon Company	828,240
20,525			Tyco International, Ltd.	785,081
11,300			United Parcel Service, Inc. - Class "B"	727,833
25,500			United Technologies Corporation	1,877,055
				14,410,248
			Information Technology-18.4%
57,100			Activision Blizzard, Inc.	688,626
17,500		*	Adobe Systems, Inc.	618,975
5,100		*	Apple, Inc.	1,198,143
15,000			Automatic Data Processing, Inc.	667,050
83,800		*	Cisco Systems, Inc.	2,181,314
55,500		*	EMC Corporation	1,001,220
41,300			Hewlett-Packard Company	2,195,095
86,300			Intel Corporation	1,921,038
16,400			International Business Machines Corporation	2,103,300
156,800			Microsoft Corporation	4,589,536
46,100			Nokia Corporation - Class "A" (ADR)	716,394
55,000			Oracle Corporation	1,412,950
19,200			QUALCOMM, Inc.	806,208
35,700		*	Symantec Corporation	604,044
30,600			Texas Instruments, Inc.	748,782
36,400			Western Union Company	617,344
38,400		*	Yahoo!, Inc.	634,752
				22,704,771
			Materials-2.0%
20,800			Dow Chemical Company	615,056
31,500			DuPont (E.I.) de Nemours & Company	1,173,060
10,300			PPG Industries, Inc.	673,620
				2,461,736
			Telecommunication Services-2.8%
61,700			AT&T, Inc.	1,594,328
61,400			Verizon Communications, Inc.	1,904,628
				3,498,956
			Utilities-1.8%
19,000			American Electric Power, Inc.	649,420
43,200			Duke Energy Corporation	705,024
18,900			FPL Group, Inc.	913,437
				2,267,881
Total Value of Common Stocks (cost $92,706,586)				122,919,940
			SHORT-TERM INVESTMENTS-.2%
			Money Market Fund
$ 245	M		First Investors Cash Reserve Fund, .22% (cost $245,000)**	245,000
Total Value of Investments (cost $92,951,586)			99.6%	123,164,940
Other Assets, Less Liabilities			.4	543,619
Net Assets			100.0%	$123,708,559

*	Non-income producing

**	Affiliated unregistered money market fund available only to First
Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at March 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2010, the cost of investments for federal income tax purposes was $95,473,684. Accumulated net unrealized
appreciation on investments was $27,691,256, consisting of
$33,907,259 gross unrealized appreciation and $6,216,003
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$122,919,940	$-	$-	$122,919,940
Money Market Fund	245,000	-	-	245,000
Total Investments in Securities*	$123,164,940	$-	$-	$123,164,940

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2010

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-32.6%
		Fannie Mae:
$ 170	M	4/28/10		0.76%		$170,423
215	M	4/30/10		0.08		214,986
600	M	5/5/10		0.15		599,915
		Federal Home Loan Bank:
200	M	4/12/10		0.09		199,994
200	M	4/12/11		0.55		200,000
		Freddie Mac:
340	M	4/26/10		0.08		339,981
600	M	5/3/10		0.13		599,931
500	M	5/24/10		0.14		499,897
500	M	9/14/10		0.23		499,470
Total Value of U.S. Government Agency Obligations (cost $3,324,597)						3,324,597
		CORPORATE NOTES-31.2%
400	M	Abbott Laboratories, 4/26/10	(a)	0.15		399,958
500	M	Brown-Forman Corp., 5/19/10	(a)	0.14		499,907
400	M	Coca-Cola Co., 6/17/10	(a)	0.20		399,829
330	M	ConocoPhillips Qatar, 4/7/10	(a)	0.15		329,992
100	M	General Electric Capital Corp., 2/1/11		0.73		103,714
500	M	Merck & Co., Inc., 9/3/10	(a)	0.28		499,397
450	M	Paccar Financial Corp., 6/24/10		0.22		449,769
190	M	United Technologies Corp., 5/1/10		0.63		190,587
300	M	Walt Disney Co., 4/6/10	(a)	0.12		299,995
Total Value of Corporate Notes (cost $3,173,148)						3,173,148
		VARIABLE AND FLOATING RATE NOTES-18.9%
400	M	Federal Farm Credit Bank, 4/9/10		0.63		400,001
320	M	GlaxoSmithKline Capital, Inc., 5/13/10		0.88		320,290
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.34		400,000
		Valdez, Alaska Marine Terminal Revenue:
300	M	BP Pipelines Inc., Project A, 6/1/37		0.30		300,000
300	M	Exxon Pipeline Co., Project B, 12/1/33		0.32		300,000
200	M	Exxon Pipeline Co., Project C, 12/1/33		0.28		200,000
Total Value of Floating Rate Notes (cost $1,920,291)						1,920,291
		BANKERS' ACCEPTANCES-7.8%
509	M	Bank of America, Inc., 7/13/10		0.30		508,563
287	M	JPMorgan Chase Bank, 4/14/10		0.20		286,979
Total Value of Bankers' Acceptances (cost $795,542)						795,542
		CERTIFICATES OF DEPOSIT-3.3%
340	M	Citibank, NA, 9/3/10 (cost $340,098)		0.62		340,098
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-2.0%
200	M	Morgan Stanley, 12/1/10 (cost $203,443)		0.30		203,443
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-4.9%
500	M	U.S. Treasury Bills, 6/17/10 (cost $499,856)		0.14		499,856
Total Value of Investments (cost $10,256,975)**		100.7%				10,256,975
Excess of Liabilities Over Other Assets		(.7)				(75,118)
Net Assets		100. %				$10,181,857

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2010.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Secton 4(2) of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At March 31, 2010, the Fund held six
Section 4(2) securities with an aggregate value of $2,429,078 representing 23.9% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency Obligations	$-	$3,324,596	$-	$3,324,596
Corporate Notes	-	3,173,148	-	3,173,148
Variable and Floating Rate Notes:
Municipal Bonds	-	1,200,000	-	1,200,000
U.S. Government Agency Obligations	-	400,001	-	400,001
Corporate Notes	-	320,290	-	320,290
Bankers' Acceptances	-	795,542	-	795,542
Certificates of Deposit	-	340,099	-	340,099
U.S. Government FDIC Guaranteed Debt	-	203,443	-	203,443
Short-Term U.S. Government Obligations	-	499,856	-	499,856
Total Investments in Securities	$-	$10,256,975	$-	$10,256,975

Portfolio of Investments (unaudited)
DISCOVERY FUND
March 31, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-95.8%
			Consumer Discretionary-10.5%
106,800			American Eagle Outfitters, Inc.	$1,977,936
53,600		*	Big Lots, Inc.	1,952,112
63,500		*	Career Education Corporation	2,009,140
93,600			Foot Locker, Inc.	1,407,744
50,900			Hasbro, Inc.	1,948,452
48,700			Phillips Van-Heusen Corporation	2,793,432
116,800			Regal Entertainment Group - Class "A"	2,052,176
				14,140,992
			Consumer Staples-10.4%
55,200		*	American Italian Pasta Company - Class "A"	2,145,624
29,375			Church & Dwight Company, Inc.	1,966,656
58,100			Corn Products International, Inc.	2,013,746
209,800		*	Dole Food Company, Inc.	2,486,130
68,100			Flowers Foods, Inc.	1,684,794
80,900		*	Fresh Del Monte Produce, Inc.	1,638,225
34,700			J. M. Smucker Company	2,091,022
				14,026,197
			Energy-7.4%
103,200			EXCO Resources, Inc.	1,896,816
120,200		*	Matrix Service Company	1,293,352
54,700		*	Plains Exploration & Production Company	1,640,453
172,300		*	Resolute Energy Corporation	2,086,553
48,300			St. Mary Land & Exploration Company	1,681,323
16,900		*	Whiting Petroleum Corporation	1,366,196
				9,964,693
			Financials-14.7%
6,939		*	Alleghany Corporation	2,031,133
51,200			American Financial Group, Inc.	1,456,640
137,800			Anworth Mortgage Asset Corporation (REIT)	928,772
15,300			Everest Re Group, Ltd.	1,238,229
94,600		*	EZCORP, Inc. - Class "A"	1,948,760
54,100			Harleysville Group, Inc.	1,826,416
119,000		*	Hilltop Holdings, Inc.	1,398,250
34,700			Invesco Mortgage Capital, Inc.	798,100
91,700		*	Jefferies Group, Inc.	2,170,539
3,400		*	Markel Corporation	1,273,844
191,400			MFA Financial, Inc. (REIT)	1,408,704
4,683			National Western Life Insurance Company - Class "A"	863,311
43,800		*	Piper Jaffray Companies, Inc.	1,765,140
41,700			Walter Investment Management Corporation (REIT)	667,200
				19,775,038
			Health Care-11.5%
62,700		*	AMERIGROUP Corporation	2,084,148
119,500		*	Endo Pharmaceuticals Holdings, Inc.	2,830,955
47,600		*	Life Technologies Corporation	2,488,052
45,100		*	Lincare Holdings, Inc.	2,024,088
45,600		*	Magellan Health Services, Inc.	1,982,688
34,700		*	MEDNAX, Inc.	2,019,193
82,700			PerkinElmer, Inc.	1,976,530
				15,405,654
			Industrials-9.9%
20,700		*	Alliant Techsystems, Inc.	1,682,910
81,600		*	Chart Industries, Inc.	1,632,000
36,100			Curtiss-Wright Corporation	1,256,280
112,100		*	DXP Enterprises, Inc.	1,431,517
81,000		*	EMCOR Group, Inc.	1,995,030
51,600		*	FTI Consulting, Inc.	2,028,912
17,500			Precision Castparts Corporation	2,217,425
43,500			Robbins & Myers, Inc.	1,036,170
				13,280,244
			Information Technology-17.3%
299,200		*	Brightpoint, Inc.	2,252,976
339,200		*	Compuware Corporation	2,849,280
170,600		*	Convergys Corporation	2,091,556
150,600			EarthLink, Inc.	1,286,124
68,800			Fair Isaac Corporation	1,743,392
186,100		*	Lawson Software, Inc.	1,230,121
56,700		*	MICROS Systems, Inc.	1,864,296
101,900		*	QLogic Corporation	2,068,570
42,100		*	Sybase, Inc.	1,962,702
87,450		*	TNS, Inc.	1,950,135
200,000		*	Verigy Ltd.	2,236,000
172,700		*	Vishay Intertechnology, Inc.	1,766,721
				23,301,873
			Materials-9.7%
31,900			AptarGroup, Inc.	1,255,265
26,600			Compass Minerals International, Inc.	2,134,118
130,200			Innospec, Inc.	1,479,072
86,000			Olin Corporation	1,687,320
39,400			Schnitzer Steel Industries, Inc. - Class "A"	2,069,682
78,100			Sensient Technologies Corporation	2,269,586
34,200			Silgan Holdings, Inc.	2,059,866
				12,954,909
			Telecommunication Services-3.1%
76,400		*	Iridium Communications, Inc.	619,604
262,200		*	Premiere Global Services, Inc.	2,165,772
43,975			Telephone & Data Systems, Inc. - Special Shares	1,312,214
				4,097,590
			Utilities-1.3%
77,100			CMS Energy Corporation	1,191,966
55,300		*	Mirant Corporation	600,558
				1,792,524
Total Value of Common Stocks (cost $103,202,588)				128,739,714
			SHORT-TERM INVESTMENTS-3.9%
			Money Market Fund
$ 5,315	M		First Investors Cash Reserve Fund, .22% (cost $5,315,000)**	5,315,000
Total Value of Investments (cost $108,517,588)			99.7%	134,054,714
Other Assets, Less Liabilities			.3	374,573
Net Assets			100.0%	$134,429,287

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at March 31, 2010.

At March 31, 2010, the cost of investments for federal income tax purposes was $108,552,670. Accumulated net unrealized
appreciation on investments was $25,502,044, consisting of
$27,977,800 gross unrealized appreciation and $2,475,756
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$128,739,714	$-	$-	$128,739,714
Money Market Fund	5,315,000	-	-	5,315,000
Total Investments in Securities*	$134,054,714	$-	$-	$134,054,714

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2010

Principal
Amount		Security		Value
		MORTGAGE-BACKED SECURITIES-59.8%
		Fannie Mae-16.5%
$1,545	M	5%, 1/1/2035 - 4/1/2039		$1,597,959
1,714	M	5.5%, 9/1/2033 - 7/1/2034		1,816,605
332	M	6%, 6/1/2039		352,569
329	M	9%, 6/1/2015 - 11/1/2026		375,130
192	M	11%, 10/1/2015		217,761
				4,360,024
		Freddie Mac-8.2%
2,006	M	6%, 8/1/2032 - 11/1/2037		2,164,706

		Government National Mortgage Association I Program-35.1%
2,825	M	5%, 3/15/2033 - 4/15/2039		2,953,109
4,496	M	5.5%, 2/15/2033 - 4/15/2039		4,776,763
748	M	6%, 11/15/2032 - 4/15/2036		811,286
680	M	6.5%, 7/15/2032 - 8/15/2036		747,158
				9,288,316
Total Value of Mortgage-Backed Securities (cost $15,191,077)				15,813,046
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-12.6%
1,000	M	Bank of America Corp, 3.125%, 2012		1,039,672
1,000	M	Citigroup Funding, Inc., 1.875%, 2012		1,007,887
1,250	M	JPMorgan Chase & Co., 2.125%, 2012		1,268,625
Total Value of U.S. Government FDIC Guaranteed Debt (cost $3,301,887)				3,316,184
		U.S. GOVERNMENT AGENCY OBLIGATIONS-11.5%
		Federal Farm Credit Bank:
1,000	M	1.75%, 2013		998,295
1,000	M	4.25%, 2016		1,009,290
1,000	M	Tennessee Valley Authority, 4.5%, 2018		1,033,335
Total Value of U.S. Government Agency Obligations (cost $3,025,707)				3,040,920
		U.S. GOVERNMENT OBLIGATIONS-10.3%
670	M	FDA Queens LP, 6.99%, 2017	(a)	750,452
		U.S. Treasury Notes:
1,000	M	2.375%, 2015		993,443
1,000	M	3.625%, 2019		988,126
Total Value of U.S. Government Obligations (cost $2,776,058)				2,732,021
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-4.7%
1,250	M	U.S. Treasury Bills, 0.086%, 4/15/10 (cost $1,249,958)		1,249,958
Total Value of Investments (cost $25,544,687)		98.9%		26,152,129
Other Assets, Less Liabilities		1.1		282,178
Net Assets		100.0%		$26,434,307

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the
registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2010, the Fund held one 144A security with a value of
$750,452 representing 2.8% of the Fund's net assets.

At March 31, 2010, the cost of investments for federal income tax purposes was $25,544,687. Accumulated net unrealized
appreciation on investments was $607,442, consisting of $652,357 gross unrealized appreciation and $44,915 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Mortgage-Backed Securities	$-	$15,813,046	$-	$15,813,046
U.S. Government FDIC
Guaranteed Debt	-	3,316,184	-	3,316,184
U.S. Government Agency
Obligations	-	3,040,920	-	3,040,920
U.S. Government Obligations	-	2,732,021	-	2,732,021
Short-Term U.S. Government
Obligations	-	1,249,958	-	1,249,958
Total Investments in Securities	$-	$26,152,129	$-	$26,152,129

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-100.0%
			Consumer Discretionary-17.0%
19,100			American Greetings Corporation - Class "A"	$398,044
39,000		*	Big Lots, Inc.	1,420,380
32,400		*	BorgWarner, Inc.	1,237,032
29,469			Brown Shoe Company, Inc.	456,180
57,485			CBS Corporation - Class "B"	801,341
28,961		*	CEC Entertainment, Inc.	1,103,414
42,364			Coach, Inc.	1,674,225
69,800		*	Corinthian Colleges, Inc.	1,227,782
66,800		*	GameStop Corporation - Class "A"	1,463,588
67,600			H&R Block, Inc.	1,203,280
59,500			Home Depot, Inc.	1,924,825
46,300		*	Jack in the Box, Inc.	1,090,365
36,500			Limited Brands, Inc.	898,630
76,100		*	Lincoln Educational Services Corporation	1,925,330
34,000			McDonald's Corporation	2,268,480
133,800		*	Morgans Hotel Group Company	857,658
117,143			Newell Rubbermaid, Inc.	1,780,574
22,800			NIKE, Inc. - Class "B"	1,675,800
14,421			Polo Ralph Lauren Corporation - Class "A"	1,226,362
136,645		*	Ruby Tuesday, Inc.	1,444,338
50,237			Staples, Inc.	1,175,043
30,574		*	Steiner Leisure, Ltd.	1,355,040
224,370			Stewart Enterprises, Inc. - Class "A"	1,402,313
31,900			Tupperware Brands Corporation	1,538,218
72,083			Wyndham Worldwide Corporation	1,854,696
				33,402,938
			Consumer Staples-13.3%
121,500			Altria Group, Inc.	2,493,180
29,700			Avon Products, Inc.	1,005,939
32,589			Coca-Cola Company	1,792,395
63,000			CVS Caremark Corporation	2,303,280
16,500		*	Dole Food Company, Inc.	195,525
11,700			Kellogg Company	625,131
35,100			McCormick & Company, Inc.	1,346,436
96,127			Nu Skin Enterprises, Inc. - Class "A"	2,797,296
29,400			PepsiCo, Inc.	1,945,104
65,300			Philip Morris International, Inc.	3,406,048
26,713			Procter & Gamble Company	1,690,131
52,407			Safeway, Inc.	1,302,838
2,875			Tootsie Roll Industries, Inc.	77,704
74,500			Walgreen Company	2,763,205
43,564			Wal-Mart Stores, Inc.	2,422,158
				26,166,370
			Energy-6.2%
74,669		*	Cal Dive International, Inc.	547,324
26,018			ConocoPhillips	1,331,341
29,029			ExxonMobil Corporation	1,944,362
22,522			Marathon Oil Corporation	712,596
52,800			Noble Corporation	2,208,096
23,194			Sasol, Ltd. (ADR)	957,216
13,000			Schlumberger, Ltd.	824,980
72,107			Suncor Energy, Inc.	2,346,362
27,500			XTO Energy, Inc.	1,297,450
				12,169,727
			Financials-11.9%
15,006			American Express Company	619,148
46,000			Ameriprise Financial, Inc.	2,086,560
31,766			Astoria Financial Corporation	460,607
19,428			Bank of America Corporation	346,790
59,900			Brookline Bancorp, Inc.	637,336
19,905			Capital One Financial Corporation	824,266
18,937			Citigroup, Inc.	76,695
29,143			Discover Financial Services	434,231
170,000			Financial Select Sector SPDR Fund (ETF)	2,714,900
53,037			First Mercury Financial Corporation	691,072
13,700			FirstMerit Corporation	295,509
14,121			Hartford Financial Services Group, Inc.	401,319
81,700			Hudson City Bancorp, Inc.	1,156,872
7,000			IBERIABANK Corporation	420,070
52,656			JPMorgan Chase & Company	2,356,356
26,968			KeyCorp	209,002
48,113			Morgan Stanley	1,409,230
126,600			New York Community Bancorp, Inc.	2,093,964
89,800			NewAlliance Bancshares, Inc.	1,133,276
60,000			SPDR KBW Regional Banking (ETF)	1,573,200
103,279		*	Sunstone Hotel Investors, Inc. (REIT)	1,153,626
29,688			U.S. Bancorp	768,325
26,400			Urstadt Biddle Properties - Class "A" (REIT)	417,384
18,046			Webster Financial Corporation	315,625
26,367			Wells Fargo & Company	820,541
				23,415,904
			Health Care-11.9%
45,700			Abbott Laboratories	2,407,476
14,946		*	Amgen, Inc.	893,173
15,930			Baxter International, Inc.	927,126
23,100			Becton, Dickinson & Company	1,818,663
20,800		*	Genzyme Corporation	1,078,064
36,400		*	Gilead Sciences, Inc.	1,655,472
14,700		*	inVentiv Health, Inc.	330,162
51,375			Johnson & Johnson	3,349,650
21,121		*	Laboratory Corporation of America Holdings	1,599,071
38,832			Medtronic, Inc.	1,748,605
29,043			Merck & Company. Inc.	1,084,756
14,600			Perrigo Company	857,312
123,282			Pfizer, Inc.	2,114,286
29,300		*	PSS World Medical, Inc.	688,843
32,453			Sanofi-Aventis (ADR)	1,212,444
18,500		*	St. Jude Medical, Inc.	759,425
17,443		*	Thermo Fisher Scientific, Inc.	897,268
				23,421,796
			Industrials-14.7%
23,294			3M Company	1,946,680
38,200		*	AAR Corporation	948,124
24,559			Alexander & Baldwin, Inc.	811,675
38,095		*	Altra Holdings, Inc.	523,044
52,300		*	Armstrong World Industries, Inc.	1,899,013
18,400			Baldor Electric Company	688,160
11,900			Caterpillar, Inc.	747,915
54,537		*	Chicago Bridge & Iron Company NV - NY Shares	1,268,531
34,000		*	Esterline Technologies Corporation	1,680,620
42,300		*	Generac Holdings, Inc.	592,623
67,196			General Electric Company	1,222,967
14,700			Harsco Corporation	469,518
38,640			Honeywell International, Inc.	1,749,233
36,553			IDEX Corporation	1,209,904
16,400			Lockheed Martin Corporation	1,364,808
29,500		*	Mistras Group, Inc.	294,705
63,919		*	Mobile Mini, Inc.	990,105
17,618			Northrop Grumman Corporation	1,155,212
57,768		*	PGT, Inc.	104,560
21,900			Raytheon Company	1,250,928
28,950			Republic Services, Inc.	840,129
100,700			TAL International Group, Inc.	2,011,986
55,900			Textainer Group Holdings, Ltd.	1,204,645
47,368			Tyco International, Ltd.	1,811,826
29,400			United Technologies Corporation	2,164,134
				28,951,045
			Information Technology-17.8%
16,600		*	Avago Technologies, Ltd.	341,296
131,700		*	Brocade Communications Systems, Inc.	752,007
21,400		*	CACI International, Inc. - Class "A"	1,045,390
58,600		*	Cisco Systems, Inc.	1,525,358
106,690		*	EMC Corporation	1,924,688
22,000			Harris Corporation	1,044,780
44,340			Hewlett-Packard Company	2,356,671
55,352			Intel Corporation	1,232,135
31,529			International Business Machines Corporation	4,043,594
81,600			Intersil Corporation - Class "A"	1,204,416
131,300			Microsoft Corporation	3,843,151
107,100			National Semiconductor Corporation	1,547,595
49,425		*	NCI, Inc. - Class "A"	1,494,118
108,817			Nokia Corporation - Class "A" (ADR)	1,691,016
72,355		*	Parametric Technology Corporation	1,306,008
72,488			QUALCOMM, Inc.	3,043,771
72,650		*	SRA International, Inc. - Class "A"	1,510,393
123,460		*	Symantec Corporation	2,088,943
40,900			Tyco Electronics, Ltd.	1,123,932
87,700			Western Union Company	1,487,392
18,185			Xilinx, Inc.	463,717
				35,070,371
			Materials-4.7%
51,200			Bemis Company, Inc.	1,470,464
36,800			Celanese Corporation - Series "A"	1,172,080
23,370			Freeport-McMoRan Copper & Gold, Inc.	1,952,330
46,600			Olin Corporation	914,292
12,200			Praxair, Inc.	1,012,600
73,920			RPM International, Inc.	1,577,453
52,364			Temple-Inland, Inc.	1,069,797
				9,169,016
			Telecommunication Services-2.2%
71,083			AT&T, Inc.	1,836,785
82,200			Verizon Communications, Inc.	2,549,844
				4,386,629
			Utilities-.3%
24,126			Atmos Energy Corporation	689,280
Total Value of Common Stocks (cost $189,472,207)				196,843,076
			SHORT-TERM INVESTMENTS-.2%
			Money Market Fund
$ 325	M		First Investors Cash Reserve Fund, .22% (cost $325,000)	325,000
Total Value of Investments (cost $189,797,207)			100.2%	197,168,076
Excess of Liabilities Over Other Assets			(.2)	(290,257)
			100.0%	$196,877,819

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at March 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At March 31, 2010, the cost of investments for federal
income tax purposes was $189,922,672. Accumulated net
unrealized appreciation on investments was $7,245,404,
consisting of $28,241,223 gross unrealized appreciation and
$20,995,819 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$196,843,076	$-	$-	$196,843,076
Money Market Fund	325,000	-	-	325,000
Total Investments in Securities*	$197,168,076	$-	$-	$197,168,076

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
March 31, 2010

Principal
Amount
Shares or
Warrants			Security				Value
			CORPORATE BONDS-97.0%
			Automotive-2.2%
$ 300	M		Cooper Tire & Rubber Co., 8%, 2019				$295,500
350	M		Goodyear Tire & Rubber Co., 10.5%, 2016				379,750
325	M		Navistar International Corp., 8.25%, 2021				333,125
150	M		Oshkosh Corp., 8.5%, 2020		(a)		156,000
300	M		TRW Automotive, Inc., 7.25%, 2017		(a)		291,000
							1,455,375
			Building Materials-1.4%
425	M		Building Materials Corp., 7.5%, 2020		(a)		426,062
200	M		Interface, Inc., 11.375%, 2013				226,500
250	M		Mohawk Industries, Inc., 6.875%, 2016				259,375
							911,937
			Capital Goods-.6%
375	M		Belden CDT, Inc., 9.25%, 2019		(a)		402,187
			Chemicals-3.5%
750	M		Georgia Gulf Corp., 9%, 2017		(a)		788,437
625	M		Huntsman International, LLC, 5.5%, 2016		(a)		570,312
375	M		LBI Escrow Corp., 8%, 2017		(a)		389,531
			Solutia, Inc.:
425	M		8.75%, 2017				450,500
175	M		7.875%, 2020				178,063
							2,376,843
			Consumer Durables-1.1%
			Sealy Mattress Co.:
500	M		8.25%, 2014				502,500
228	M		10.875%, 2016		(a)		256,500
							759,000
			Consumer Non-Durables-1.9%
350	M		Acco Brands Corp., 10.625%, 2015		(a)		384,125
175	M		Hanesbrands, Inc., 8%, 2016				182,000
325	M		Jarden Corp., 7.5%, 2020				329,875
375	M		Levi Strauss & Co., 9.75%, 2015				394,688
							1,290,688
			Energy-14.1%
			Berry Petroleum Co.:
375	M		10.25%, 2014				415,312
250	M		8.25%, 2016				254,375
			Chesapeake Energy Corp.:
200	M		7.5%, 2014				204,000
250	M		9.5%, 2015				273,125
125	M		Concho Resources, Inc., 8.625%, 2017				133,125
			Consol Energy, Inc.:
325	M		8%, 2017		(a)		335,562
550	M		8.25%, 2020		(a)		567,875
25	M		Continental Resources, Inc., 8.25%, 2019				26,625
			Copano Energy, LLC:
150	M		8.125%, 2016				152,812
325	M		7.75%, 2018				325,812
375	M		Crosstex Energy, LP, 8.875%, 2018		(a)		388,594
100	M		Denbury Resources, Inc., 9.75%, 2016				110,500
			El Paso Corp.:
150	M		12%, 2013				176,250
150	M		8.25%, 2016				160,875
650	M		7%, 2017				666,633
50	M		7.25%, 2018				51,845
50	M		7.75%, 2032				49,380
100	M		Encore Acquisition Co., 9.5%, 2016				108,625
350	M		Expro Finance Luxembourg SCA, 8.5%, 2016		(a)		355,250
			Ferrellgas Partners, LP:
350	M		9.125%, 2017		(a)		342,062
325	M		8.625%, 2020				350,875
225	M		Forest Oil Corp., 8.5%, 2014				238,500
275	M		Helix Energy Solutions Group, Inc., 9.5%, 2016		(a)		284,625
			Hilcorp Energy I, LP:
25	M		7.75%, 2015		(a)		24,812
400	M		9%, 2016		(a)		418,000
575	M		8%, 2020		(a)		560,625
			Linn Energy, LLC:
175	M		11.75%, 2017		(a)		199,500
225	M		9.875%, 2018				241,875
175	M		8.625%, 2020		(a)		175,656
350	M		Mariner Energy, Inc., 11.75%, 2016				394,625
225	M		Penn Virginia Corp., 10.375%, 2016				245,250
			Pioneer Natural Resource Co.:
50	M		6.65%, 2017				50,239
75	M		6.875%, 2018				75,333
400	M		7.5%, 2020				413,559
			Quicksilver Resources, Inc.:
175	M		7.125%, 2016				167,125
300	M		11.75%, 2016				345,000
250	M		9.125%, 2019				263,750
							9,547,986
			Financials-1.2%
150	M		Icahn Enterprises, LP, 7.75%, 2016		(a)		145,125
			International Lease Finance Corp.:
200	M		6.375%, 2013				195,581
100	M		6.625%, 2013				97,404
150	M		8.625%, 2015		(a)		153,714
200	M		8.75%, 2017		(a)		205,107
							796,931
			Food/Beverage/Tobacco-3.8%
525	M		Bumble Bee Foods, LLC, 7.75%, 2015		(a)		532,875
525	M		Constellation Brands, Inc., 7.25%, 2016				542,062
550	M		JBS USA, LLC, 11.625%, 2014		(a)		629,750
			Smithfield Foods, Inc.:
375	M		10%, 2014		(a)		420,000
475	M		7.75%, 2017				469,063
							2,593,750
			Food/Drug-1.9%
825	M		Ingles Markets, Inc., 8.875%, 2017				866,250
125	M		Rite Aid Corp., 9.75%, 2016				135,000
250	M		Tops Markets, LLC, 10.125%, 2015		(a)		261,250
							1,262,500
			Forest Products/Containers-1.0%
150	M		Crown Americas, LLC, 7.625%, 2017		(a)		157,125
525	M		Reynolds Group Escrow, LLC, 7.75%, 2016		(a)		542,063
5	M		Tekni-Plex, Inc., 8.75%, 2013				4,025
							703,213
			Gaming/Leisure-5.5%
150	M		Ameristar Casinos, Inc., 9.25%, 2014				157,875
325	M		Equinox Holdings, Inc., 9.5%, 2016		(a)		329,062
350	M		Las Vegas Sands Corp., 6.375%, 2015				333,375
390	M		Mandalay Resort Group, 6.375%, 2011				375,375
			MGM Mirage, Inc.:
350	M		11.375%, 2018		(a)		339,500
275	M		9%, 2020		(a)		284,625
			Mohegan Tribal Gaming Authority:
350	M		8%, 2012				324,625
75	M		6.125%, 2013				64,500
425	M		NCL Corp., 11.75%, 2016		(a)		464,313
			Pinnacle Entertainment, Inc.:
50	M		7.5%, 2015				43,500
175	M		8.625%, 2017		(a)		171,938
400	M		Wynn Las Vegas, LLC, 7.875%, 2017		(a)		409,000
375	M		Yonkers Racing Corp., 11.375%, 2016		(a)		406,875
							3,704,563
			Health Care-5.1%
275	M		Biomet, Inc., 11.625%, 2017				309,375
925	M		Community Health Systems, Inc., 8.875%, 2015				959,687
600	M		Genesis Health Ventures, Inc., 9.75%, 2011		(b)	(c)	375
			HCA, Inc.:
800	M		6.75%, 2013				804,000
400	M		6.375%, 2015				382,000
343	M		Res-Care, Inc., 7.75%, 2013				346,430
350	M		Talecris Biotherapeutics Holdings Corp., 7.75%, 2016		(a)		353,500
250	M		Tenet Healthcare Corp., 9.25%, 2015				263,438
							3,418,805
			Information Technology-2.4%
			Brocade Communications Systems, Inc.:
100	M		6.625%, 2018		(a)		102,250
125	M		6.875%, 2020		(a)		128,125
325	M		Equinix, Inc., 8.125%, 2018				338,000
			Jabil Circuit, Inc.:
50	M		7.75%, 2016				52,875
550	M		8.25%, 2018				596,750
200	M		JDA Software Group, Inc., 8%, 2014		(a)		209,000
150	M		Seagate Technology International, Inc., 10%, 2014		(a)		170,625
							1,597,625
			Manufacturing-3.8%
375	M		Baldor Electric Co., 8.625%, 2017				398,437
175	M		Case New Holland, Inc., 7.75%, 2013		(a)		182,437
400	M		Coleman Cable, Inc., 9%, 2018		(a)		406,000
175	M		CPM Holdings, Inc., 10.625%, 2014		(a)		187,250
250	M		ESCO Corp., 8.625%, 2013		(a)		252,500
			Terex Corp.:
425	M		10.875%, 2016				472,813
675	M		8%, 2017				659,813
							2,559,250
			Media-Broadcasting-2.4%
			Belo Corp.:
500	M		7.25%, 2027				407,500
100	M		7.75%, 2027				82,625
			Lin Television Corp.:
75	M		6.5%, 2013				74,250
275	M		6.5%, 2013				269,500
208	M		Nexstar Finance Holdings, LLC, 11.375%, 2013				186,441
575	M		Sinclair Television Group, 9.25%, 2017		(a)		608,063
							1,628,379
			Media-Cable TV-8.5%
850	M		Atlantic Broadband Finance, LLC, 9.375%, 2014				854,250
550	M		Cablevision Systems Corp., 8.625%, 2017		(a)		584,375
100	M		CCH II, LLC, 13.5%, 2016				120,750
325	M		CCO Holdings, LLC, 8.75%, 2013				334,750
275	M		Cequel Communications Holdings I, Inc., 8.625%, 2017		(a)		283,937
			Clear Channel Worldwide:
350	M		9.25%, 2017		(a)		365,312
775	M		9.25%, 2017		(a)		813,750
125	M		CSC Holdings, Inc., 8.5%, 2014		(a)		133,750
			Echostar DBS Corp.:
325	M		6.625%, 2014				328,250
200	M		7.75%, 2015				210,000
175	M		Quebecor Media, Inc., 7.75%, 2016				178,063
425	M		UPC Germany GmbH, 8.125%, 2017		(a)		440,406
225	M		Videotron LTEE, 6.375%, 2015				227,813
			Virgin Media Finance, PLC:
625	M		9.5%, 2016				685,938
150	M		8.375%, 2019				154,875
							5,716,219
			Media-Diversified-1.1%
175	M		Interpublic Group of Cos., Inc., 10%, 2017				198,844
250	M		McClatchy Co., 11.5%, 2017		(a)		256,563
			MediaNews Group, Inc.:
375	M		6.875%, 2013		(b)	(c)	234
400	M		6.375%, 2014		(b)	(c)	250
275	M		WMG Acquisition Corp., 9.5%, 2016		(a)		295,281
							751,172
			Metals/Mining-6.1%
			Cloud Peak Energy Resources, LLC:
150	M		8.25%, 2017		(a)		153,750
250	M		8.5%, 2019		(a)		257,500
175	M		Drummond Co., Inc., 7.375%, 2016				171,500
400	M		Essar Steel Algoma, Inc., 9.375%, 2015		(a)		406,000
			Novelis, Inc.:
300	M		7.25%, 2015				291,000
225	M		11.5%, 2015				243,281
830	M		Russell Metals, Inc., 6.375%, 2014				781,238
150	M		Steel Dynamics, Inc., 7.625%, 2020		(a)		154,500
			Teck Resources, Ltd.:
625	M		10.25%, 2016				746,875
425	M		10.75%, 2019				522,750
325	M		Vedanta Resources, PLC, 9.5%, 2018		(a)		360,750
							4,089,144
			Real Estate Investment Trusts-2.7%
250	M		Brandywine Operating Partnership, LP, 5.7%, 2017				237,610
650	M		CB Richard Ellis Service, 11.625%, 2017				731,250
300	M		Developers Diversified Realty Corp., 9.625%, 2016				335,968
375	M		Dupont Fabros Technology, LP, 8.5%, 2017		(a)		388,125
150	M		HRPT Properties Trust, 6.25%, 2017				148,145
							1,841,098
			Retail-General Merchandise-7.7%
425	M		Federated Retail Holdings, Inc., 5.9%, 2016				426,062
400	M		HSN, Inc., 11.25%, 2016				456,000
325	M		J.C. Penney Corp., Inc., 7.95%, 2017				365,625
300	M		Landry's Restaurants, Inc., 11.625%, 2015		(a)		324,000
			Macys Retail Holdings, Inc.:
400	M		7.45%, 2017				426,000
150	M		6.65%, 2024				142,000
150	M		Netflix, Inc., 8.5%, 2017				158,250
315	M		Payless ShoeSource, Inc., 8.25%, 2013				322,875
			QVC, Inc.:
125	M		7.125%, 2017		(a)		126,406
675	M		7.5%, 2019		(a)		691,875
1,000	M		Toys R Us Property Co. I, Inc., 10.75%, 2017		(a)		1,120,000
175	M		Toys R Us Property Co. II, Inc., 8.5%, 2017		(a)		182,438
475	M		Yankee Acquisition Corp., 8.5%, 2015				491,625
							5,233,656
			Services-2.3%
325	M		Hertz Corp., 10.5%, 2016				350,594
			Iron Mountain, Inc.:
25	M		8.75%, 2018				26,313
450	M		8%, 2020				463,500
325	M		Kar Holdings, Inc., 8.75%, 2014				333,125
375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019		(a)		398,438
							1,571,970
			Telecommunications-10.2%
525	M		Cincinnati Bell, Inc., 8.75%, 2018				532,219
750	M		Citizens Communications Co., 7.125%, 2019				716,250
			Frontier Communications Corp.:
100	M		8.25%, 2017		(a)		102,250
275	M		8.125%, 2018				276,375
150	M		8.5%, 2020		(a)		151,875
300	M		GCI, Inc., 8.625%, 2019		(a)		307,125
750	M		Inmarsat Finance PLC, 7.375%, 2017		(a)		783,750
350	M		Intelsat Corp., 9.25%, 2014				360,500
			Intelsat Jackson Holdings, Ltd.:
100	M		9.5%, 2016				107,000
100	M		8.5%, 2019		(a)		105,500
			Nextel Communications, Inc.:
450	M		5.95%, 2014				421,875
825	M		7.375%, 2015				787,875
			Qwest Communications International, Inc.:
500	M		7.5%, 2014				511,250
300	M		8%, 2015		(a)		321,000
175	M		Sprint Nextel Corp., 8.375%, 2017				176,750
500	M		Wind Acquisition Finance SA, 11.75%, 2017		(a)		555,000
			Windstream Corp.:
450	M		8.625%, 2016				462,375
200	M		7.875%, 2017				198,000
							6,876,969
			Transportation-1.1%
			Navios Maritime Holdings:
525	M		9.5%, 2014				531,563
100	M		8.875%, 2017		(a)		104,000
125	M		Teekay Corp., 8.5%, 2020				131,250
							766,813
			Utilities-5.4%
125	M		AES Corp., 9.75%, 2016		(a)		135,937
350	M		Calpine Construction Finance Co., LP, 8%, 2016		(a)		359,625
125	M		CMS Energy Corp., 8.75%, 2019				141,761
			Dynegy Holdings, Inc.:
200	M		7.5%, 2015		(a)		166,000
750	M		7.75%, 2019				570,000
225	M		Edison Mission Energy, 7.5%, 2013				196,312
250	M		Energy Future Holdings Corp., 10%, 2020		(a)		261,875
500	M		Intergen NV, 9%, 2017		(a)		517,500
150	M		Mirant North America, LLC, 7.375%, 2013				150,375
			NRG Energy, Inc.:
625	M		7.375%, 2017				620,313
225	M		8.5%, 2019				228,938
300	M		NSG Holdings, LLC, 7.75%, 2025		(a)		271,500
							3,620,136
Total Value of Corporate Bonds (cost $63,263,933)							65,476,209
			COMMON STOCKS-.0%
			Building Materials-.0%
43		*	Nortek, Inc.		(c)		1,553
			Media-Diversified-.0%
2,500		*	Affiliated Media, Inc. - Class "A"		(c)		25
			Telecommunications-.0%
3		*	Viatel Holding (Bermuda), Ltd.		(c)		-
5,970		*	World Access, Inc.				4
							4
Total Value of Common Stocks (cost $176,982)							1,582
			WARRANTS-.0%
			Building Materials-.0%
115		*	Nortek, Inc. (expiring 12/14/17)			(c)	1,915
			Media-Cable TV-.0%
3,431		*	Charter Communications, Inc. - Class "A" (expiring 11/30/14)			(c)	20,552
Total Value of Warrants (cost $1,581,865)							22,467
			SHORT-TERM INVESTMENTS-2.9%
			Money Market Fund
$1,940			First Investors Cash Reserve Fund, .22% (cost $1,940,000)			(d)	1,940,000
Total Value of Investments (cost $66,962,780)			99.9%				67,440,258
Other Assets, Less Liabilities			.1				48,029
Net Assets			100.0	% %			$67,488,287

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule 144A
of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2010, the Fund held
eighty 144A securities with a value of $27,248,880
representing 40.4% of the Fund's net assets.

(b)	In default as to principal and/or interest payment

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At
March 31, 2010, the Fund held eight securities that were fair valued by the Valuation Committee with an aggregate value of
$24,904 representing .0% of the Fund's net assets.

(d)	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-
day yield at March 31, 2010.

At March 31, 2010, the cost of investments for federal income tax purposes was $66,966,274. Accumulated net unrealized
appreciation on investments was $473,984, consisting of
$3,836,737 gross unrealized appreciation and $3,362,753
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$65,475,350	$859	$65,476,209
Common Stocks	4	-	1,578	1,582
Warrants	-	-	22,467	22,467
Money Market Fund	1,940,000	-	-	1,940,000
	$1,940,004	$65,475,350	$24,904	$67,440,258

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in
	Corporate Bonds	Common Stocks	Warrants	Total
Balance, December 31, 2008	$859	$1,527	$22,502	$24,888
Net purchases (sales)	-	-	-	-
Change in unrealized
appreciation (depreciation)	-	26	(35)	(9)
Realized gain (loss)	-	-	-	-
Transfer in and/or out of Level 3	-	25	-	25
Balance, June 30, 2009	$859	$1,578	$22,467	$24,904

The following is a summary of Level 3 inputs by industry

Media - Cable TV	$20,552
Building Materials	3,468
Media - Diversified	509
Health Care	375
$24,904

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2010

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-95.8%
		United Kingdom-23.7%
226,647		Amlin, PLC	$1,334,290
39,918		BG Group, PLC	690,590
152,730		British American Tobacco, PLC	5,262,517
153,088		Capita Group, PLC	1,756,736
77,955		De La Rue, PLC	1,095,584
123,995		Diageo, PLC	2,080,251
144,569		G4S, PLC	573,460
146,213		Imperial Tobacco Group, PLC	4,457,984
57,948		Reckitt Benckiser Group, PLC	3,179,387
60,833		Scottish and Southern Energy, PLC	1,015,975
471,236		Tesco, PLC	3,112,671
			24,559,445
		India-15.7%
25,592		Bharat Heavy Electricals, Ltd.	1,362,769
184,649		Cipla, Ltd.	1,391,602
123,700		HDFC Bank, Ltd.	5,327,407
25,339		Hero Honda Motors, Ltd.	1,097,431
69,067		Housing Development Finance Corporation, Ltd.	4,180,173
358,256		ITC, Ltd.	2,099,103
13,042		Nestle India, Ltd.	777,422
			16,235,907
		Switzerland-12.5%
245		Lindt & Spruengli AG	580,756
80,960		Nestle SA - Registered	4,153,570
47,685		Novartis AG - Registered	2,580,078
22,896		Roche Holding AG - Genusscheine	3,719,743
15,159		Synthes, Inc.	1,895,325
			12,929,472
		Brazil-5.7%
58,440	*	CETIP SA - Balcao Organizado de Ativos e Derivativos	476,440
131,400		Cielo SA	1,243,540
47,500		CPFL Energia SA	949,894
82,000		Redecard SA	1,511,627
48,308		Souza Cruz SA	1,683,079
			5,864,580
		Australia-5.3%
81,899		Coca-Cola Amatil, Ltd.	845,676
96,486		QBE Insurance Group, Ltd.	1,844,702
109,372		Woolworths, Ltd.	2,810,845

			5,501,223
		United States-4.8%
96,295		Philip Morris International, Inc.	5,022,747
		Canada-4.2%
23,621		Canadian Natural Resources, Ltd.	1,750,825
37,380		Power Corporation of Canada	1,129,635
33,534		Shoppers Drug Mart Corporation	1,444,750
			4,325,210
		Spain-4.2%
117,273		Enagas	2,574,630
32,160		Red Electrica Corporacion SA	1,729,105
			4,303,735
		Denmark-3.7%
49,486		Novo Nordisk A/S - Series "B"	3,846,882
		France-3.7%
28,622		Essilor International SA	1,830,702
34,427		Total SA	2,002,155
			3,832,857
		Germany-2.6%
9,564		Muenchener Rueckversicherungs-Gesellschaft AG - Registered	1,556,816
12,779		RWE AG	1,137,252
			2,694,068
		Japan-2.5%
21,600		Nitori Company, Ltd.	1,641,267
22,800		Secom Company, Ltd.	997,988
			2,639,255
		Ireland-2.2%
45,103		Covidien, PLC	2,267,779
		Italy-1.8%
423,900		Terna-Rete Elettrica Nationale SpA	1,836,896
		Netherlands-1.7%
13,670		Core Laboratories NV	1,788,036
		Belgium-1.5%
6,281		Colruyt SA	1,548,918
Total Value of Common Stocks (cost $80,561,056)			99,197,010
		PREFERRED STOCKS-2.5%
		Brazil
99,690		AES Tiete SA	1,084,765
16,100		Companhia de Bebidas das Americas (ADR)	1,475,726
Total Value of Preferred Stocks (cost $1,785,914)			2,560,491
		SHORT-TERM INVESTMENTS-1.3%
		Money Market Fund
$1,305	M	First Investors Cash Reserve Fund, .22% (cost $1,305,000)**	1,305,000
Total Value of Investments (cost $83,651,970)		99.6%	103,062,501
Other Assets, Less Liabilities		.4	434,564
Net Assets		100.0%	$103,497,065

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at March 31, 2010 (see Note 2).

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2010, the cost of investments for federal income tax purposes was $84,923,866. Accumulated net unrealized
appreciation on investments was $18,138,635, consisting of
$18,696,550 gross unrealized appreciation and $557,915 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$99,197,010	$-	$-	$99,197,010
Preferred Stocks	2,560,491	-	-	2,560,491
Money Market Fund	1,305,000	-	-	1,305,000
Total Investments in Securities*	$103,062,501	$-	$-	$103,062,501
Other Financial Instruments**	$-	$(205,451)	$-	$(205,451)

* The Portfolio of Investments provides information on the country categorization for the portfolio.

**Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2010

Principal
Amount		Security		Value
		CORPORATE BONDS-98.0%
		Aerospace/Defense-1.5%
$200	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$210,044
400	M	Lockheed Martin Corp., 4.25%, 2019		387,508
				597,552
		Agriculture-1.4%
340	M	Cargill, Inc., 6%, 2017	(a)	369,628
200	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020		200,736
				570,364
		Automotive-1.1%
400	M	Daimler Chrysler NA, LLC, 6.5%, 2013		443,816
		Chemicals-1.3%
425	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	508,221
		Consumer Durables-1.9%
400	M	Black & Decker Corp., 5.75%, 2016		438,519
300	M	Newell Rubbermaid, Inc., 6.75%, 2012		323,803
				762,322
		Energy-16.6%
600	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	707,070
200	M	DCP Midstream, LLC, 9.75%, 2019	(a)	256,802
100	M	Enbridge Energy Partners, LP, 7.5%, 2038		117,447
200	M	Energy Transfer Partners, LP, 8.5%, 2014		232,868
150	M	Kinder Morgan Finance Co., 5.35%, 2011		153,375
400	M	Marathon Oil Corp., 7.5%, 2019		470,624
490	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	536,994
200	M	Nabors Industries, Inc., 6.15%, 2018		213,394
		Nexen, Inc.:
300	M	5.05%, 2013		322,723
408	M	7.875%, 2032		473,496
200	M	6.4%, 2037		202,254
300	M	Northern Border Partners, LP, 7.1%, 2011		313,335
340	M	Pacific Energy Partners, LP, 6.25%, 2015		350,879
100	M	Plains All American Pipeline, LP, 8.75%, 2019		122,196
700	M	Spectra Energy Capital, LLC, 6.2%, 2018		756,060
489	M	Suncor Energy, Inc., 6.85%, 2039		528,639
425	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039		519,583
		Valero Energy Corp.:
200	M	9.375%, 2019		238,482
100	M	10.5%, 2039		128,775
				6,644,996

		Financial Services-12.0%
500	M	American Express Co., 7%, 2018		568,777
200	M	American General Finance Corp., 6.9%, 2017		175,432
375	M	Amvescap, PLC, 5.375%, 2013		388,717
250	M	Berkshire Hathaway, Inc., 3.2%, 2015		252,415
400	M	BlackRock, Inc., 5%, 2019		401,172
350	M	CoBank, ACB, 7.875%, 2018	(a)	378,533
200	M	Compass Bank, 6.4%, 2017		199,962
		ERAC USA Finance Co.:
355	M	8%, 2011	(a)	372,506
200	M	6.375%, 2017	(a)	216,716
252	M	Ford Motor Credit Co., 9.75%, 2010		258,070
200	M	General Electric Capital Corp., 4.375%, 2015		206,471
		Harley-Davidson Funding Corp.:
200	M	5.75%, 2014	(a)	204,052
310	M	6.8%, 2018	(a)	309,997
400	M	Protective Life Corp., 7.375%, 2019		425,615
400	M	Prudential Financial, Inc., 4.75%, 2015		412,199
				4,770,634
		Financials-15.7%
		Bank of America Corp.:
100	M	4.5%, 2015		100,946
200	M	5.65%, 2018		202,659
600	M	Barclays Bank, PLC, 5.125%, 2020		592,763
200	M	Bear Stearns Cos., Inc., 7.25%, 2018		231,491
		Citigroup, Inc.:
200	M	6.375%, 2014		213,864
300	M	6.125%, 2017		309,069
		Goldman Sachs Group, Inc.:
400	M	6.15%, 2018		423,901
400	M	6.75%, 2037		400,741
300	M	Hibernia Corp., 5.35%, 2014		296,565
200	M	JPMorgan Chase & Co., 3.7%, 2015		201,451
800	M	Merrill Lynch & Co., Inc., 5.45%, 2013		846,963
		Morgan Stanley:
200	M	5.95%, 2017		205,791
900	M	6.625%, 2018		961,414
500	M	Royal Bank of Scotland Group, PLC, 5%, 2014		478,973
300	M	SunTrust Banks, Inc., 6%, 2017		304,324
300	M	UBS AG, 5.875%, 2016		309,200
200	M	Wells Fargo & Co., 3.75%, 2014		202,630
				6,282,745
		Food/Beverage/Tobacco-6.7%
400	M	Altria Group, Inc., 10.2%, 2039		537,800
500	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020		516,770
200	M	Bottling Group, LLC, 5.5%, 2016		220,114
350	M	Bunge Limited Finance Corp., 5.875%, 2013		373,078
130	M	ConAgra Foods, Inc., 5.875%, 2014		142,854
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018		457,686

400	M	Philip Morris International, Inc., 5.65%, 2018		431,373
				2,679,675
		Food/Drug-.5%
190	M	CVS Caremark Corp., 6.125%, 2039		189,477
		Forest Products/Container-.5%
150	M	International Paper Co., 9.375%, 2019		187,818
		Health Care-4.0%
585	M	Biogen IDEC, Inc., 6.875%, 2018		642,116
200	M	Novartis, 5.125%, 2019		212,354
100	M	Pfizer, Inc., 6.2%, 2019		113,145
100	M	Roche Holdings, Inc., 6%, 2019	(a)	110,705
200	M	St. Jude Medical, Inc., 4.875%, 2019		204,784
200	M	Watson Pharmaceuticals, Inc., 5%, 2014		208,445
100	M	Wyeth, 5.5%, 2016		111,692
				1,603,241
		Information Technology-3.9%
300	M	Cisco Systems, Inc., 4.45%, 2020		298,923
300	M	Dell, Inc., 5.875%, 2019		325,226
400	M	Dun & Bradstreet Corp., 6%, 2013		432,401
100	M	Oracle Corp., 5%, 2019		104,864
		Pitney Bowes, Inc.:
100	M	5%, 2015		107,055
290	M	5.25%, 2037		301,447
				1,569,916
		Manufacturing-3.6%
250	M	Briggs & Stratton Corp., 8.875%, 2011		264,375
400	M	General Electric Co., 5.25%, 2017		420,201
300	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018		337,912
200	M	Johnson Controls, Inc., 5%, 2020		199,906
200	M	Tyco Electronics Group SA, 6.55%, 2017		220,366
				1,442,760
		Media-Broadcasting-7.6%
710	M	British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)	914,603
400	M	Comcast Corp., 5.15%, 2020		404,372
		Cox Communications, Inc.:
300	M	4.625%, 2013		317,421
400	M	8.375%, 2039	(a)	501,842
		Time Warner Cable, Inc.:
500	M	6.2%, 2013		552,155
300	M	6.75%, 2018		335,746
				3,026,139
		Media-Diversified-2.2%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017		211,602
200	M	6.55%, 2037		214,874
400	M	News America, Inc., 5.3%, 2014		438,746
				865,222
		Metals/Mining-3.8%
400	M	ArcelorMittal, 6.125%, 2018		420,557

400	M	Newmont Mining Corp., 5.125%, 2019		403,135
260	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018		293,123
400	M	Vale Overseas, Ltd., 5.625%, 2019		415,055
				1,531,870
		Real Estate Investment Trusts-2.7%
200	M	Boston Properties, LP, 5.875%, 2019		207,999
400	M	ProLogis, 7.625%, 2014		437,764
400	M	Simon Property Group, LP, 5.75%, 2015		423,670
				1,069,433
		Telecommunications-3.6%
400	M	AT&T, Inc., 5.8%, 2019		428,323
400	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013		436,553
309	M	GTE Corp., 6.84%, 2018		341,729
200	M	Verizon Wireless Capital, LLC, 5.55%, 2014		218,758
				1,425,363
		Transportation-.9%
300	M	GATX Corp., 8.75%, 2014		344,407
		Utilities-5.7%
300	M	E. ON International Finance BV, 5.8%, 2018	(a)	324,905
		Electricite de France SA:
100	M	6.5%, 2019	(a)	112,404
300	M	6.95%, 2039	(a)	345,566
175	M	Entergy Gulf States, Inc., 5.25%, 2015		174,808
400	M	Exelon Generation Co., LLC, 6.2%, 2017		435,968
189	M	Great River Energy Co., 5.829%, 2017	(a)	209,286
200	M	NiSource Finance Corp., 7.875%, 2010		207,704
200	M	Ohio Power Co., 5.375%, 2021		204,595
200	M	Sempra Energy, 9.8%, 2019		260,332
				2,275,568
		Waste Management-.8%
300	M	Allied Waste NA, Inc., 7.125%, 2016		326,281
Total Value of Corporate Bonds (cost $36,597,149)				39,117,820
		PASS THROUGH CERTIFICATES-.1%
		Transportation
47	M	American Airlines, Inc., 7.377%, 2019 (cost $45,855)		38,988
Total Value of Investments (cost $36,643,004)		98.1%		39,156,808
Other Assets, Less Liabilities		1.9		772,494
Net Assets		100.0%		$39,929,302

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities
are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only
be sold to qualified institutional investors. At March
31, 2010, the Fund held eighteen 144A securities with
an aggregate value of $6,589,874 representing 16.5%
of the Fund's net assets.

At March 31, 2010, the cost of investments for federal
income tax purposes was $36,643,004. Accumulated
net unrealized appreciation on investments was
$2,513,804, consisting of $2,646,781 gross unrealized
appreciation and $132,977 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$39,117,820	$-	$39,117,820
Pass Through Certificates	-	$38,988	$-	$38,988
Total Investments in Securities*	$-	$39,156,808	$-	$39,156,808

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2010

Shares		Security	Value
		COMMON STOCKS-97.7%
		Consumer Discretionary-13.5%
6,400	*	Bed Bath & Beyond, Inc.	$280,064
11,700		Mattel, Inc.	266,058
3,500		McDonald's Corporation	233,520
6,100		Ross Stores, Inc.	326,167
2,000		Whirlpool Corporation	174,500
5,500	*	WMS Industries, Inc.	230,670
			1,510,979
		Consumer Staples-13.8%
4,400		Brown-Forman Corporation - Class "B"	261,580
4,600		Church & Dwight Company, Inc.	307,970
4,765		Colgate-Palmolive Company	406,264
3,600		Wal-Mart Stores, Inc.	200,160
10,000	*	Whole Foods Market, Inc.	361,500
			1,537,474
		Energy-4.8%
2,300		ExxonMobil Corporation	154,054
5,800		Helmerich & Payne, Inc.	220,864
3,100	*	Newfield Exploration Company	161,355
			536,273
		Financials-9.5%
7,000		American Express Company	288,820
6,400		Capital One Financial Corporation	265,024
1,600		Franklin Resources, Inc.	177,440
5,500		PNC Financial Services Group, Inc.	328,350
			1,059,634
		Health Care-11.5%
3,300		Abbott Laboratories	173,844
7,000		Bristol-Myers Squibb Company	186,900
3,600	*	Express Scripts, Inc.	366,336
4,100		McKesson Corporation	269,452
6,700	*	Valeant Pharmaceuticals International	287,497
			1,284,029
		Industrials-8.9%
3,600		Eaton Corporation	272,772
5,800		Illinois Tool Works, Inc.	274,688
4,700		Manpower, Inc.	268,464
4,557	*	Thomas & Betts Corporation	178,817
			994,741
		Information Technology-31.0%
1,800	*	Apple, Inc.	422,874
9,200	*	BMC Software, Inc.	349,600
10,500	*	Cisco Systems, Inc.	273,315
4,800		Hewlett-Packard Company	255,120
15,500		Intel Corporation	345,030
2,400		International Business Machines Corporation	307,800
7,700		Lender Processing Services, Inc.	290,675
9,350	*	McAfee, Inc.	375,216
12,835	*	Red Hat, Inc.	375,680
8,400	*	SAIC, Inc.	148,680
8,100	*	Western Digital Corporation	315,819
			3,459,809
		Materials-4.7%
4,400		Freeport-McMoRan Copper & Gold, Inc.	367,576
6,500	*	Pactiv Corporation	163,670
			531,246
Total Value of Common Stocks (cost $9,193,125)		97.7%	10,914,185
Other Assets, Less Liabilities		2.3	251,291
Net Assets		100.0%	$11,165,476

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2010, the cost of investments for
federal income tax purposes was $9,193,125.
Accumulated net unrealized appreciation on
investments was $1,721,060, consisting of
$1,809,243 gross unrealized appreciation and
$88,183 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks*	$10,914,185	$-	$-	$10,914,185

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
March 31, 2010

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--70.5%
		Agency For International Development - Israel:
$ 1,303	M	8/15/2010	0.57%		$1,300,222
495	M	9/15/2010	0.61		493,610
		Fannie Mae:
560	M	8/7/2010	0.76		558,500
800	M	12/15/2010	0.88		795,033
1,100	M	Freddie Mac, 9/15/2010	0.81		1,095,931
500	M	Government Trust Certificate - Israel Trust, 11/15/2010	1.15		496,430
1,700	M	Government Trust Certificate - Turkey Trust, 11/15/2010	1.15		1,687,862
1,250	M	Tennessee Valley Authority, 11/1/2010	0.95		1,243,071
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $7,464,427)					7,670,659
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--29.4%
3,200	M	U.S. Treasury Strips, 11/15/2010 (cost $3,069,080)	0.34		3,193,142
Total Value of Investments (cost $10,533,507)		99.9%			10,863,801
Other Assets, Less Liabilities		.1			5,818
Net Assets		100.0%			$10,869,619

+	The effective yields shown for the zero coupon obligations
are the effective yields at March 31, 2010.

At March 31, 2010, the cost of investments for federal
income tax purposes was $10,533,507. Accumulated net
unrealized appreciation on investments was $330,294,
consisting of entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency
Zero Coupon Obligations	$-	$7,670,659	$-	$7,670,659
U.S. Government
Zero Coupon Obligations	-	3,193,142	-	3,193,142
Total Investments in Securities	$-	$10,863,801	$-	$10,863,801

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
March 31, 2010

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--56.3%
		Agency For International Development - Israel:
$ 698	M	9/15/2015	3.23%		$586,023
2,784	M	11/15/2015	3.29		2,316,834
		Fannie Mae:
243	M	8/12/2015	3.47		202,009
600	M	9/23/2015	3.51		495,737
4,643	M	11/15/2015	3.56		3,806,916
650	M	Federal Judiciary Office Building, 2/15/2015	3.42		550,982
		Freddie Mac:
550	M	3/15/2015	3.31		467,466
930	M	9/15/2015	3.52		768,797
830	M	9/15/2015	3.52		686,088
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	3.50		175,770
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	3.03		172,733
3,957	M	Resolution Funding Corporation, 10/15/2015	3.20		3,318,724
2,000	M	Tennessee Valley Authority, 11/1/2015	3.54		1,644,196
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $13,634,429)					15,192,275
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--43.7%
13,875	M	U.S. Treasury Strips, 11/15/2015 (cost $10,258,378)	2.92		11,786,327
Total Value of Investments (cost $23,892,807)		100.0%			26,978,602
Excess of Liabilities Over Other Assets		-			(6,847)
Net Assets		100.0%			$26,971,755

+	The effective yields shown for the zero coupon
obligations are the effective yields at March 31, 2010.

At March 31, 2010, the cost of investments for federal
income tax purposes was $23,906,573. Accumulated
net unrealized appreciation on investments was $3,072,029,
consisting of entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency
Zero Coupon Obligations	$-	$15,192,275	$-	$15,192,275
U.S. Government
Zero Coupon Obligations	-	11,786,327	-	11,786,327
Total Investments in Securities	$-	$26,978,602	$-	$26,978,602

Portfolio of Investments (unaudited)
VALUE FUND
March 31, 2010

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.8%
			Consumer Discretionary-11.8%
5,600			Best Buy Company, Inc.	$238,224
5,500			Bob Evans Farms, Inc.	170,005
8,700			Carnival Corporation	338,256
15,500			Cinemark Holdings, Inc.	284,270
17,200			Comcast Corporation - Special Shares "A"	309,084
14,300			Family Dollar Stores, Inc.	523,523
7,800			Fortune Brands Inc.	378,378
12,800			Genuine Parts Company	540,800
19,400			H&R Block, Inc.	345,320
15,600			Home Depot, Inc.	504,660
8,900			J.C. Penney Company, Inc.	286,313
19,600			Lowe's Companies, Inc.	475,104
9,900			McDonald's Corporation	660,528
14,400			Newell Rubbermaid, Inc.	218,880
7,100			Omnicom Group, Inc.	275,551
20,700			Pearson PLC (ADR)	324,783
25,600		*	Ruby Tuesday, Inc.	270,592
17,100			Staples, Inc.	399,969
13,166			Time Warner, Inc.	411,701
24,900			Walt Disney Company	869,259
8,580			Wyndham Worldwide Corporation	220,763
				8,045,963
			Consumer Staples-17.6%
14,400			Avon Products, Inc.	487,728
5,300			Clorox Company	339,942
17,700			Coca-Cola Company	973,500
13,400			ConAgra Foods, Inc.	335,938
9,200			Costco Wholesale Corporation	549,332
10,900			CVS/Caremark Corporation	398,504
10,200			Diageo PLC (ADR)	687,990
10,800			H.J. Heinz Company	492,588
9,600			Hershey Company	410,976
13,500			Kimberly-Clark Corporation	848,880
33,300			Kraft Foods, Inc. - Class "A"	1,006,992
15,800			Kroger Company	342,228
8,900			McCormick & Company, Inc.	341,404
15,046			PepsiCo, Inc.	995,443
15,400			Philip Morris International, Inc.	803,264
5,400			Procter & Gamble Company	341,658
8,900			Ruddick Corporation	281,596
9,300			Safeway, Inc.	231,198
37,500			Sara Lee Corporation	522,375
15,200			Walgreen Company	563,768
20,000			Wal-Mart Stores, Inc.	1,112,000
				12,067,304
			Energy-8.9%
8,300			Anadarko Petroleum Corporation	604,489
10,500			BP PLC (ADR)	599,235
11,712			Chevron Corporation	888,121
13,500			ConocoPhillips	690,795
6,100			Diamond Offshore Drilling, Inc.	541,741
9,700			ExxonMobil Corporation	649,706
4,900			Hess Corporation	306,495
21,400			Marathon Oil Corporation	677,096
11,000			Royal Dutch Shell PLC - Class "A" (ADR)	636,460
10,800			Tidewater, Inc.	510,516
				6,104,654
			Financials-15.7%
7,400			ACE, Ltd.	387,020
8,300			Allstate Corporation	268,173
8,300			Ameriprise Financial, Inc.	376,488
9,700			Aon Corporation	414,287
7,300			Aspen Insurance Holdings, Ltd.	210,532
34,800			Bank Mutual Corporation	226,200
26,306			Bank of America Corporation	469,562
17,973			Bank of New York Mellon Corporation	555,006
4,279			Brookfield Asset Management, Inc. - Class "A"	108,772
8,094			Capital One Financial Corporation	335,173
9,622			Chubb Corporation	498,901
12,622			Cincinnati Financial Corporation	364,776
9,000			Comerica, Inc.	342,360
7,800			EMC Insurance Group, Inc.	175,656
8,600			Erie Indemnity Company - Class "A"	370,918
17,100			First Potomac Realty Trust (REIT)	257,013
24,300			Hudson City Bancorp, Inc.	344,088
5,500			IBERIABANK Corporation	330,055
16,800			Invesco, Ltd.	368,088
46,800			Investors Real Estate Trust (REIT)	422,136
19,800			JPMorgan Chase & Company	886,050
11,600			Morgan Stanley	339,764
26,900			NewAlliance Bancshares, Inc.	339,478
28,700			People's United Financial, Inc.	448,868
8,700			Plum Creek Timber Company, Inc. (REIT)	338,517
6,500			PNC Financial Services Group, Inc.	388,050
10,400			Protective Life Corporation	228,696
4,800			Waddell & Reed Financial, Inc. - Class "A"	172,992
17,300			Wells Fargo & Company	538,376
22,600			Westfield Financial, Inc.	207,694
				10,713,689
			Health Care-8.2%
20,200			Abbott Laboratories	1,064,136
6,600			Becton, Dickinson & Company	519,618
6,325			Covidien PLC	318,021
12,200			GlaxoSmithKline PLC (ADR)	469,944
19,100			Johnson & Johnson	1,245,320
10,100			Medtronic, Inc.	454,803
7,670			Merck & Company. Inc.	286,475
10,900			Novartis AG (ADR)	589,690
37,300			Pfizer, Inc.	639,695
				5,587,702
			Industrials-11.2%
8,000			3M Company	668,560
8,400			ABM Industries, Inc.	178,080
6,150			Alexander & Baldwin, Inc.	203,258
6,400		*	Armstrong World Industries, Inc.	232,384
9,600			Avery Dennison Corporation	349,536
6,300			Baldor Electric Company	235,620
11,100			Dover Corporation	518,925
4,200			Emerson Electric Company	211,428
7,900			Equifax, Inc.	282,820
8,700			General Dynamics Corporation	671,640
30,200			General Electric Company	549,640
15,000			Honeywell International, Inc.	679,050
11,100			Illinois Tool Works, Inc.	525,696
10,300			ITT Corporation	552,183
4,098			Lawson Products, Inc.	63,396
4,200			Lockheed Martin Corp.	349,524
10,800			Pitney Bowes, Inc.	264,060
9,300			Textainer Group Holdings, Ltd.	200,415
7,825			Tyco International, Ltd.	299,306
10,000			United Parcel Service, Inc. - Class "B"	644,100
				7,679,621
			Information Technology-9.2%
16,300			Automatic Data Processing, Inc.	724,861
21,300			AVX Corporation	302,460
11,400			Bel Fuse, Inc. - Class "B"	229,710
11,100		*	Electronic Arts, Inc.	207,126
17,000			Hewlett-Packard Company	903,550
16,300			Intel Corporation	362,838
2,900			International Business Machines Corporation	371,925
22,200			Intersil Corporation - Class "A"	327,672
24,400			Methode Electronics, Inc.	241,560
30,100			Microsoft Corporation	881,027
16,950			Molex, Inc.	353,577
23,500			National Semiconductor Corporation	339,575
26,600			Nokia Corporation - Class "A" (ADR)	413,364
14,000			Texas Instruments, Inc.	342,580
10,225			Tyco Electronics, Ltd.	280,983
				6,282,808
			Materials-5.8%
4,100			Air Products & Chemicals, Inc.	303,195
14,800			Alcoa, Inc.	210,752
18,200			Bemis Company, Inc.	522,704
4,400			Compass Minerals International, Inc.	353,012
20,700			Dow Chemical Company	612,099
22,400			DuPont (E.I.) de Nemours & Company	834,176
15,700			Glatfelter	227,493
5,900			PPG Industries, Inc.	385,860
17,000			Sonoco Products Company	523,430
				3,972,721
			Telecommunication Services-3.6%
33,610			AT&T, Inc.	868,482
5,780			CenturyTel, Inc.	204,959
4,700			Telephone & Data Systems, Inc.	159,095
7,700			Telephone & Data Systems, Inc. - Special Shares	229,768
32,418			Verizon Communications, Inc.	1,005,606
				2,467,910
			Utilities-4.8%
10,100			American Electric Power Company, Inc.	345,218
4,450			American States Water Company	154,415
12,900			Duke Energy Corporation	210,528
7,600			FPL Group, Inc.	367,308
14,400			MDU Resources Group, Inc.	310,752
25,600			NiSource, Inc.	404,480
7,200			ONEOK, Inc.	328,680
14,000			Portland General Electric Company	270,340
11,300			Southwest Gas Corporation	338,096
12,300			Vectren Corporation	304,056
4,400			Wisconsin Energy Corporation	217,404
				3,251,277
Total Value of Common Stocks (cost $56,935,673)				66,173,649
			PREFERRED STOCKS-.7%
			Telecommunication Services-.4%
10,200			AT&T, Inc., 6.375%, 2056	269,076
			Utilities-.3%
7,400			Entergy Louisiana, LLC., 7.6%, 2032	185,666
Total Value of Preferred Stocks (cost $440,102)				454,742
			SHORT-TERM INVESTMENTS-2.2%
			Money Market Fund
$ 1,535	M		First Investors Cash Reserve Fund, .22% (cost $1,535,000)**	1,535,000
Total Value of Investments (cost $58,910,775)			99.7%	68,163,391
Other Assets, Less Liabilities			.3	194,483
Net Assets			100.0%	$68,357,874

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at March 31, 2010.

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At March 31, 2010, the cost of investments for federal income tax purposes was $58,917,998. Accumulated net unrealized
appreciation on investments was $9,245,393, consisting of
$13,402,754 gross unrealized appreciation and $4,157,361
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$66,173,649	$-	$-	$66,173,649
Preferred Stocks	454,742	-	-	454,742
Money Market Fund	1,535,000	-	-	1,535,000
Total Investments in Securities*	$68,163,391	$-	$-	$68,163,391

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the new unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs. The aggregate value by input level, as of March 31, 2010, is included at the end of each Fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06 ("ASU No. 2010-06"), Improving Disclosures about Fair Value Measurements. Among the new disclosures and clarifications of existing disclosures ASU No.  2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. ASU No. 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 gross basis roll forward reconciliation which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. As of March 31, 2010, FIMCO does not beleive the adoption of ASU No. 2010-06 will have a material impact of the financial statement amounts of the Funds.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 28, 2010